Investments - FY, Available-for-sale Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed maturities [Abstract]
Amortized cost	$ 391,659	$ 326,953	$ 247,148
Gross unrealized holding gains	7,556	3,699	3,576
Gross unrealized holding losses	(436)	(3,050)	(990)
Estimated fair value	398,779	327,602	249,734
Equity securities [Abstract]
Amortized cost	14,487	12,184	11,812
Estimated fair value	17,788	14,240	14,336
Total available-for-sale investments [Abstract]
Amortized cost	406,146	339,137	258,960
Gross unrealized holding gains	11,057	6,091	6,216
Gross unrealized holding losses	(636)	(3,386)	(1,106)
Estimated fair value	416,567	341,842	264,070
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fixed maturities [Abstract]
Amortized cost	12,407	3,422	10,395
Gross unrealized holding gains	32	13	49
Gross unrealized holding losses	0	(2)	0
Estimated fair value	12,439	3,433	10,444
Obligations of States, Municipalities and Political Subdivisions [Member]
Fixed maturities [Abstract]
Amortized cost	87,059	69,997	59,827
Gross unrealized holding gains	4,011	2,562	1,854
Gross unrealized holding losses	(126)	(46)	(49)
Estimated fair value	90,944	72,513	61,632
Corporate and Other Securities [Member]
Fixed maturities [Abstract]
Amortized cost	128,387	130,758	87,536
Gross unrealized holding gains	1,165	306	402
Gross unrealized holding losses	(193)	(1,543)	(182)
Estimated fair value	129,359	129,521	87,756
Asset-backed Securities [Member]
Fixed maturities [Abstract]
Amortized cost	74,906	58,680	36,492
Gross unrealized holding gains	829	58	291
Gross unrealized holding losses	(78)	(431)	(145)
Estimated fair value	75,657	58,307	36,638
Residential Mortgage-backed Securities [Member]
Fixed maturities [Abstract]
Amortized cost	88,900	64,096	52,898
Gross unrealized holding gains	1,519	760	980
Gross unrealized holding losses	(39)	(1,028)	(614)
Estimated fair value	90,380	63,828	53,264
Exchange Traded Fund [Member]
Equity securities [Abstract]
Amortized cost	14,487	12,184	11,812
Gross unrealized holding gains	3,501	2,392	2,640
Gross unrealized holding losses	(200)	(336)	(116)
Estimated fair value	$ 17,788	$ 14,240	$ 14,336